Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES
Net income	$ 153,375	$ 78,992	$ 180,106
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	174,013	172,575	175,236
Amortization of deferred financing costs	6,339	5,101	4,429
Impairment charges - investment in unconsolidated joint ventures and other	957	104,156	3,076
Debt extinguishment gain		(1,547)	(2,521)
Equity in earnings of unconsolidated joint ventures	(2,296)	(2,161)	(2,805)
Distributions from unconsolidated joint ventures	657	663	1,660
Gain on property dispositions	(12,052)	(25,450)	(37,167)
Noncash compensation	11,595	12,905	9,152
Changes in operating assets and liabilities:
Restricted cash	(7,294)	(1,189)	(10,903)
Accounts receivable	4,059	4,191	(264)
Deferred rent receivable	(13,581)	(13,414)	(13,482)
Prepaid expenses and other assets	(7,597)	3,699	(35,189)
Accounts payable	(7,399)	(1,099)	(10,913)
Accrued interest	(1,430)	(5,223)	(3,251)
Other liabilities	(389)	(29,338)	4,821
Net cash provided by operating activities	298,957	302,861	261,985
INVESTING ACTIVITIES
Investment in properties	(123,839)	(58,871)	(55,273)
Investments in and advances to unconsolidated joint ventures	(1,870)	(5,132)	(8,410)
Distributions from unconsolidated joint ventures	6,776	20,721	66,660
Net proceeds from disposition of properties/land	35,934	190,534	378,943
Net proceeds from (advances on) grant receivable/escrow	18,917	(23,238)	9,875
Investment in development in progress	(9,265)	(75,246)	(253,835)
Investment in land held for development	(6,086)	(29,391)	(47,906)
Increase in deferred leasing costs	(30,721)	(29,369)	(33,537)
Net cash (used in) provided by investing activities	(110,154)	(9,992)	56,517
FINANCING ACTIVITIES
Net proceeds from issuance of common shares	37,434	293,814	206,349
Proceeds from unsecured notes	366,000
Repayments of unsecured notes	(169,739)	(287,179)	(20,872)
Proceeds from mortgage loans	743	330,250	2,667
Repayments of mortgage loans	(156,890)	(54,864)	(46,452)
Proceeds from credit facility	338,500	199,150	572,300
Repayments on credit facility	(478,500)	(319,150)	(782,300)
Increase in deferred financing costs	(9,697)	(5,550)	(33)
Distributions paid on common shares	(215,083)	(201,984)	(231,325)
Distributions paid on units	(28,610)	(28,520)	(31,648)
Net cash used in financing activities	(315,842)	(74,033)	(331,314)
(Decrease) increase in cash and cash equivalents	(127,039)	218,836	(12,812)
(Decrease) increase in cash and cash equivalents related to foreign currency translation	(1,998)	2,816	(9,383)
Cash and cash equivalents at beginning of year	237,446	15,794	37,989
Cash and cash equivalents at end of year	108,409	237,446	15,794
LIBERTY PROPERTY LIMITED PARTNERSHIP
OPERATING ACTIVITIES
Net income	153,375	78,992	180,106
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	174,013	172,575	175,236
Amortization of deferred financing costs	6,339	5,101	4,429
Impairment charges - investment in unconsolidated joint ventures and other	957	104,156	3,076
Debt extinguishment gain		(1,547)	(2,521)
Equity in earnings of unconsolidated joint ventures	(2,296)	(2,161)	(2,805)
Distributions from unconsolidated joint ventures	657	663	1,660
Gain on property dispositions	(12,052)	(25,450)	(37,167)
Noncash compensation	11,595	12,905	9,152
Changes in operating assets and liabilities:
Restricted cash	(7,294)	(1,189)	(10,903)
Accounts receivable	4,059	4,191	(264)
Deferred rent receivable	(13,581)	(13,414)	(13,482)
Prepaid expenses and other assets	(7,597)	3,699	(35,189)
Accounts payable	(7,399)	(1,099)	(10,913)
Accrued interest	(1,430)	(5,223)	(3,251)
Other liabilities	(389)	(29,338)	4,821
Net cash provided by operating activities	298,957	302,861	261,985
INVESTING ACTIVITIES
Investment in properties	(123,839)	(58,871)	(55,273)
Investments in and advances to unconsolidated joint ventures	(1,870)	(5,132)	(8,410)
Distributions from unconsolidated joint ventures	6,776	20,721	66,660
Net proceeds from disposition of properties/land	35,934	190,534	378,943
Net proceeds from (advances on) grant receivable/escrow	18,917	(23,238)	9,875
Investment in development in progress	(9,265)	(75,246)	(253,835)
Investment in land held for development	(6,086)	(29,391)	(47,906)
Increase in deferred leasing costs	(30,721)	(29,369)	(33,537)
Net cash (used in) provided by investing activities	(110,154)	(9,992)	56,517
FINANCING ACTIVITIES
Proceeds from unsecured notes	366,000
Repayments of unsecured notes	(169,739)	(287,179)	(20,872)
Proceeds from mortgage loans	743	330,250	2,667
Repayments of mortgage loans	(156,890)	(54,864)	(46,452)
Proceeds from credit facility	338,500	199,150	572,300
Repayments on credit facility	(478,500)	(319,150)	(782,300)
Increase in deferred financing costs	(9,697)	(5,550)	(33)
Capital contributions	37,434	293,814	206,349
Distributions to partners	(243,693)	(230,504)	(262,973)
Net cash used in financing activities	(315,842)	(74,033)	(331,314)
(Decrease) increase in cash and cash equivalents	(127,039)	218,836	(12,812)
(Decrease) increase in cash and cash equivalents related to foreign currency translation	(1,998)	2,816	(9,383)
Cash and cash equivalents at beginning of year	237,446	15,794	37,989
Cash and cash equivalents at end of year	$ 108,409	$ 237,446	$ 15,794